Cash and cash equivalents - Disclosure of composition of cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash at bank	€ 121,526	€ 109,650
CASH AND CASH EQUIVALENTS	€ 121,526	€ 109,650